Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of detailed information on personnel expenses

	December 31, 2019	December 31, 2018
Salaries and employee benefits	$54,794	$46,381
Share-based compensation (note 19)	3,561	2,902
	$58,355	$49,283